Fair Value of Financial Instruments	12 Months Ended
Jul. 31, 2026
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
10.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value

The carrying values of cash, accounts payable, and accrued liabilities approximate their fair values due to the relatively short period to maturity of these financial instruments. The carrying value of the Company’s non-current accounts payable, loan payable and convertible notes approximates their fair value, as they have been discounted using an interest rate comparable to current market rates.

Financial instruments recorded at fair value on the balance sheets are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3: Inputs that are not based on observable market data.

As of July 31, 2026, and 2025, there were no financial assets or liabilities measured and recognized in the statement of financial position at fair value that would be categorized as Level 1, 2 and 3 in the fair value hierarchy above.

Set out below are the Company’s financial assets and financial liabilities which are measured at fair value on a recurring basis by level:

	July 31, 2026	Level 1	Level 2	Level 3
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash	282,146	282,146	-	-

	July 31, 2025	Level 1	Level 2	Level 3
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash	46,469	46,469	-	-

Credit risk

The Company’s financial assets are cash and accounts receivable. The Company’s maximum exposure to credit risk, as at period end, is the carrying value of its financial assets, being $416,097. The Company holds its cash with major financial institutions and with a publicly traded payment processing company therefore minimizing the Company’s credit risk.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining adequate cash balances and by raising equity financings. The Company has no assurance that such financings will be available on favorable terms. In general, the Company attempts to avoid exposure to liquidity risk by obtaining corporate financing through the issuance of shares.

As of July 31, 2026, the Company had cash of $282,146 and current liabilities of $7,429,640.

The following are the remaining contractual maturities of the financial instruments at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

	July 31, 2026	Less than 1 year	1 to 2 years	3 to 5 years	More than 5 years
	$	$	$	$	$
Accounts payable	6,971,443	6,971,443	-	-	-
Loans payable	71,329	71,329	-	-	-
Convertible notes	386,868	386,868	-	-	-
	7,429,640	7,429,640	-	-	-

Market risk

The significant market risks to which the Company is exposed are interest rate risk, currency risk, other price risk, and commodity price risk.

●	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As of July 31, 2026, the Company’s cash is placed in an interest-free account at a Canadian chartered bank and does not hold any variance interest-bearing debt; as a result, the Company is not subject to any risks due to the fluctuation of the interest rate.

●	Currency risk

The Company is exposed to currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in Canadian dollars (“CA$”). The Company has not entered into any foreign currency contracts to mitigate the risk.

The Company’s accounts payable is held in CA$ and United States dollars (“US”); therefore, US accounts are subject to fluctuation against the CA$.

The Company’s financial instruments were denominated as follows as of July 31, 2026.

	CA$	US$
Cash	395,555	-
Accounts receivable (exclude GST receivable)	76,913	35,000
Deposits	-	44,000
Accounts payable and accrued liabilities	(3,108,449)	(4,754,212)
Note payable	(100,000)	-
Current portion of convertible notes	(527,728)	-
	(3,263,709)	(4,675,212)
Rate to convert to $1.00 CA$	1.00	1.40
Equivalent to CA$	(3,263,709)	(6,554,413)

Based on the above net exposures as of July 31, 2026, and assuming that all other variables remain constant, a 10% change of the CA$ against the US would change profit or loss by approximately $468,000.

Other price risk

The Company is exposed to price risk with respect to commodity prices. The Company’s ability to raise capital to fund exploration and development activities may be subject to risks associated with fluctuations in the market price of commodities. The Company is not exposed to significant other price risk.